Operating Lease	12 Months Ended
Jun. 30, 2020
Operating Lease [Abstract]
OPERATING LEASE
13.	OPERATING LEASE

As of June 30, 2020, the Company leases offices space and tea shop stores under certain non-cancelable operating leases, with terms ranging between one and ten years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company's leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

June 30, 2020

Rights of use lease assets	$553,904

Operating lease liabilities, current	315,259
Operating lease liabilities, noncurrent	310,098
Total operating lease liabilities	$625,357

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2020:

June 30, 2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	3.30
Weighted average discount rate	4.75%

Rent expense for the years ended June 30, 2020, 2019 and 2018 was $422,773, $198,918 and $0, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2020:

Twelve months ended June 30,	Lease payment
2021	$335,861
2022	181,080
2023	78,021
2024	56,279
2025 and thereafter	13,785
Total lease payments	665,026
Less: imputed interest	(39,669)
Present value of lease liabilities	$625,357